Segment Information - Geographical segment information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Geographical segment information:
Total Net Sales	$ 94,274,235	$ 96,287,363	$ 88,051,829
Assets	297,220,101	309,054,150
Additions to Property, Plant and Equipment	16,759,566	27,941,585	25,703,069
Mexico
Geographical segment information:
Total Net Sales	81,308,749	82,340,312	75,926,603
Additions to Property, Plant and Equipment	16,709,852	27,836,033	25,290,033
Other countries
Geographical segment information:
Total Net Sales	12,965,486	13,947,051	12,125,226
Additions to Property, Plant and Equipment	49,714	105,552	413,036
Operating segment
Geographical segment information:
Total Net Sales	97,618,429	99,347,787	90,198,748
Assets	224,999,871	237,712,519	217,007,753
Operating segment | Mexico
Geographical segment information:
Assets	219,206,662	229,472,576	208,022,938
Operating segment | Other countries
Geographical segment information:
Assets	$ 5,793,209	$ 8,239,943	$ 8,984,815